Reconciliation of the Differences Between Basic and Diluted Earnings Per Share - Additional Information (Detail) (Subsequent Event)	0 Months Ended
Apr. 02, 2014
Subsequent Event
Earnings Per Share Note [Line Items]
Common stock, stock split	2